FINANCE LEASE RECEIVABLES, NET - Summary of Finance Lease Receivables (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	¥ 37,581,477	$ 5,148,641	¥ 263,769,086
Add: unamortized initial direct costs	334,629	45,844	339,984
Less: unearned income	(3,411,699)	(467,401)	(14,521,627)
Less: allowance for finance lease receivables-collective	(4,509,705)	(617,827)	(12,701,391)	$ (1,740,083)	¥ (22,171,266)
Total finance lease receivables, net	29,994,702	4,109,257	236,886,052
Finance lease receivables-current	20,685,475	2,833,898	200,459,435
Finance lease receivables-non-current	¥ 9,309,227	$ 1,275,359	¥ 36,426,617